Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Operating activities
Income (loss) for the year	$ 1,360,699	$ (1,253,534)	$ (1,948,568)
Adjustments for:
Equity-settled share-based compensation	17,888	42,124	157,500
Finance income	0	(5,558)	0
Proceeds from disposal of mineral property	(1,934,500)	0	0
Non-cash property payments	0	300,000	130,256
Interest expense - director's loans	111,354	105,630	(38,016)
Transaction cost - director's loans	57,881	108,768	90,000
Changes in working capital items:
Amounts receivable and other assets	35,998	224,217	(222,021)
Restricted cash	(344)	(5,000)	0
Accounts payable and accrued liabilities	68,120	64,111	(328,134)
Advanced contributions received	0	(189,021)	74,056
Balances due to related parties	91,906	289,320	(913,693)
Net cash provided by (used in) operating activities	(190,998)	(318,943)	(2,998,620)
Investing activities
Proceeds from disposition of marketable securities	0	5,476	38,016
Proceeds from disposition of mineral properties	300,000	0	0
Interest received	0	5,558	25,131
Net cash provided by investing activities	300,000	11,034	63,147
Financing activities
Net proceeds from the issuance of common shares pursuant to exercise of share purchase warrants	249,900	0	0
Proceeds from director's loans	0	675,000	0
Repayment of director's loans	(300,000)	(375,000)	0
Interest paid on director's loans	0	(25,904)	(90,000)
Net cash provided by (used in) financing activities	(50,100)	274,096	(90,000)
Net increase (decrease) in cash	58,902	(33,813)	(3,025,473)
Cash, beginning balance	249,183	282,996	3,308,469
Cash, ending balance	308,085	249,183	282,996
Supplementary cash flow information:
Fair value of common shares received as part of proceeds from disposition of mineral properties	907,500	0	0
Fair value of warrants received as part of proceeds from disposition of mineral properties	$ 727,000	$ 0	$ 0